Average Annual Total Returns - Delaware Tax-Free Colorado Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	5.21%	3.91%	4.63%	0.20%	2.71%	4.02%	0.20%	2.71%	4.02%	1.23%	2.81%	3.91%	3.09%	2.89%	3.72%	5.14%	3.93%	5.01%	Dec. 31, 2013